Structured entities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of information about consolidated structured entities [abstract]
Summary of interests in unconsolidated structured entities

The nature and extent of the Barclays Bank Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2018
Assets
Trading portfolio assets	-	12,206	-	-	12,206
Financial assets at fair value through the income statement	32,359	-	-	2,595	34,954
Derivative financial instruments	-	-	5,236	-	5,236
Loans and advances at amortised cost	-	-	-	15,019	15,019
Other assets	-	-	-	13	13
Total assets	32,359	12,206	5,236	17,627	67,428
Liabilities
Derivative financial instruments	-	-	6,438	2,586	9,024

As at 31 December 2017
Assets
Trading portfolio assets	-	10,788	-	699	11,487
Financial assets at fair value through the income statement	31,520	-	-	2,721	34,241
Derivative financial instruments	-	-	4,380	-	4,380
Loans and advances at amortised cost	5,481	-	-	17,386	22,867
Reverse repurchase agreements and other similar secured lending	753	-	-	-	753
Other assets	-	-	-	509	509
Total assets	37,754	10,788	4,380	21,315	74,237
Liabilities
Derivative financial instruments	-	-	5,193	3,356	8,549

Other interests in unconsolidated structured entities

The Barclays Bank Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the purpose of the entities and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programmes	Lending	Investment funds and trusts	Others	Total
	£m	£m	£m	£m	£m
As at 31 December 2018
Financial assets at fair value through the income statement
– Debt securities	444	-	-	114	558
– Loans and advances	-	-	-	2,037	2,037
Loans and advances at amortised cost	6,100	8,269	-	650	15,019
Other assets	9	3	1	-	13
Total on-balance sheet exposures	6,553	8,272	1	2,801	17,627
Total off-balance sheet notional amounts	11,671	4,172	-	431	16,274
Maximum exposure to loss	18,224	12,444	1	3,232	33,901
Total assets of the entity	73,109	187,176	455	21,255	281,995

As at 31 December 2017
Trading portfolio assets
– Debt securities	-	-	-	699	699
Financial assets at fair value through the income statement
– Loans and advances	-	-	-	2,721	2,721
Loans and advances at amortised cost	5,424	11,497	-	465	17,386
Other assets	468	11	8	22	509
Total on-balance sheet exposures	5,892	11,508	8	3,907	21,315
Total off-balance sheet notional amounts	6,270	6,337	-	446	13,053
Maximum exposure to loss	12,162	17,845	8	4,353	34,368
Total assets of the entity	103,057	179,994	11,137	22,669	316,857